Offerings - Offering: 1	Oct. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 75,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,525.00
Offering Note	Calculated as the aggregate maximum purchase price for limited liability company interests. Calculated at 0.0087% of the Transaction Valuation.